Eaton Vance

Stock NextShares

September 30, 2019 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2019, the value of the Fund’s investment in the Portfolio was $6,703,425 and the Fund owned 1.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.3%
CAE, Inc.	256,200	$6,509,184
Hexcel Corp.	106,000	8,705,780

		$15,214,964

Banks — 5.7%
Bank of America Corp.	442,540	$12,908,892
JPMorgan Chase & Co.	114,120	13,430,783
PNC Financial Services Group, Inc. (The)	74,040	10,377,446

		$36,717,121

Beverages — 2.4%
PepsiCo, Inc.	111,500	$15,286,650

		$15,286,650

Capital Markets — 1.7%
S&P Global, Inc.	31,500	$7,716,870
Tradeweb Markets, Inc., Class A	87,468	3,234,567

		$10,951,437

Chemicals — 0.7%
Ecolab, Inc.	21,600	$4,277,664

		$4,277,664

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	79,782	$9,174,930

		$9,174,930

Communications Equipment — 1.0%
Cisco Systems, Inc.	137,700	$6,803,757

		$6,803,757

Consumer Finance — 1.2%
American Express Co.	68,760	$8,132,933

		$8,132,933

Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc.(1)	60,806	$5,971,149

		$5,971,149

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	235,090	$14,190,032

		$14,190,032

Electric Utilities — 1.6%
NextEra Energy, Inc.	45,096	$10,506,917

		$10,506,917

Electrical Equipment — 3.0%
AMETEK, Inc.	126,600	$11,624,412
Emerson Electric Co.	114,542	7,658,278

		$19,282,690

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(1)	15,100	$3,116,187

		$3,116,187

Entertainment — 1.8%
Walt Disney Co. (The)	89,026	$11,601,868

		$11,601,868

Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	56,600	$12,515,958
AvalonBay Communities, Inc.	34,580	7,446,112

		$19,962,070

Food & Staples Retailing — 1.0%
Performance Food Group Co.(1)	142,898	$6,574,737

		$6,574,737

Food Products — 1.9%
Mondelez International, Inc., Class A	218,620	$12,094,058

		$12,094,058

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	77,000	$6,442,590
Boston Scientific Corp.(1)	191,120	7,776,673
Danaher Corp.	97,866	14,134,786

		$28,354,049

Health Care Providers & Services — 1.6%
Anthem, Inc.	42,860	$10,290,686

		$10,290,686

Household Products — 2.7%
Procter & Gamble Co. (The)	138,600	$17,239,068

		$17,239,068

Insurance — 4.7%
American International Group, Inc.	170,140	$9,476,798
Assurant, Inc.	53,800	6,769,116
First American Financial Corp.	109,972	6,489,448
Progressive Corp. (The)	99,800	7,709,550

		$30,444,912

Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(1)	22,129	$26,975,251
Facebook, Inc., Class A(1)	74,844	13,328,220

		$40,303,471

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	9,022	$15,661,380

		$15,661,380

IT Services — 7.4%
Amdocs, Ltd.	76,242	$5,040,358
Cognizant Technology Solutions Corp., Class A	164,312	9,902,263
Fidelity National Information Services, Inc.	104,800	13,913,248
Visa, Inc., Class A	112,400	19,333,924

		$48,189,793

Security	Shares	Value
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	44,300	$12,903,261

		$12,903,261

Machinery — 1.0%
Gardner Denver Holdings, Inc.(1)	226,220	$6,399,764

		$6,399,764

Metals & Mining — 1.3%
Steel Dynamics, Inc.	290,300	$8,650,940

		$8,650,940

Multi-Utilities — 2.3%
CMS Energy Corp.	108,800	$6,957,760
Sempra Energy	54,242	8,006,662

		$14,964,422

Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips	104,486	$5,953,612
Exxon Mobil Corp.	160,844	11,357,195
Phillips 66	75,525	7,733,760
Pioneer Natural Resources Co.	30,000	3,773,100

		$28,817,667

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	202,600	$10,273,846
Catalent, Inc.(1)	100,000	4,766,000
GlaxoSmithKline PLC ADR	103,900	4,434,452
Jazz Pharmaceuticals PLC(1)	59,073	7,569,614
Merck & Co., Inc.	143,800	12,105,084

		$39,148,996

Road & Rail — 0.7%
CSX Corp.	67,000	$4,641,090

		$4,641,090

Semiconductors & Semiconductor Equipment — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	144,523	$6,717,429
Texas Instruments, Inc.	80,479	10,401,106

		$17,118,535

Software — 6.6%
Adobe, Inc.(1)	23,478	$6,485,797
Intuit, Inc.	17,936	4,769,900
Microsoft Corp.	226,520	31,493,076

		$42,748,773

Specialty Retail — 5.4%
Home Depot, Inc. (The)	56,488	$13,106,346
Lowe’s Cos., Inc.	139,606	15,351,076
TJX Cos., Inc. (The)	113,740	6,339,867

		$34,797,289

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	111,697	$25,016,777

		$25,016,777

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Gildan Activewear, Inc.	208,544	$7,403,311

		$7,403,311

Total Common Stocks (identified cost $501,478,072)		$642,953,348

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	967,888	$967,792

Total Short-Term Investments (identified cost $967,790)		$967,792

Total Investments — 99.2% (identified cost $502,445,862)		$643,921,140

Other Assets, Less Liabilities — 0.8%		$5,279,686

Net Assets — 100.0%		$649,200,826

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Portfolio’s investment in affiliated funds was $967,792, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$46,118	$70,974,362	$(70,052,024)	$(664)	$—	$967,792	$39,396	967,888

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$642,953,348	*	$—	$—	$642,953,348
Short-Term Investments	—		967,792	—	967,792
Total Investments	$642,953,348		$967,792	$—	$643,921,140

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.